Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets [Abstract]
Schedule of Intangible Assets	Intangible assets as of December 31, 2023 and 2022 consisted of the following:
	2023	2022
Intangible assets
Cost	$12,761	$13,136
Accumulated amortization	(4,199)	(2,851)
Additions, at cost	25,620	-
Amortization current period	(2,329)	(1,471)
Intangible assets, net	$31,853	$8,814

Schedule of Amortization	Five succeeding years of amortization are as follows:
Year	Amortization	Net carrying value
2025	$3,838	$28,015
2026	3,838	24,177
2027	3,838	20,339
2028	3,838	16,501
2029	3,838	12,663